Share-Based Payment	12 Months Ended
Dec. 31, 2024
Share-Based Payment [Abstract]
Share-based payment
20.	Share-based payment

a)	For the years ended December 31, 2024 and 2023, the Company’s share-based payment transactions were as follows:

		Quantity
		granted
		(Units)	Contract	Vesting
Type of arrangement	Grant date	(Note 1)	Period	Conditions
Employee share options	2017.1.1	10,630	5 years	Note 2
Employee share options	2018.1.1	3,400	5 years	Note 2
Employee share options	2019.1.1	18,600	5 years	Note 2
Employee share options	2021.10.5	20,741	5 years	Note 3
Employee share options	2021.10.5	11,352	5 years	Note 2
Employee share options	2022.2.23	27,468	5 years	Note 2

Note 1:	Shares granted have been restated for the 10-to-1 reverse stock split effective April 15, 2024.

Note 2:	Employee share options granting period and exercise conditions are as follows:

Accumulated maximum
exercisable employee
Vesting period	share options
After 1 year	25%
After 2 years	50%
After 3 years	75%
After 4 years	100%

Note 3:	Employee share options granting period and exercise conditions are as follows:

Accumulated maximum
exercisable employee
Vesting period	share options
At the beginning of year 1	25%
At the beginning of year 2	50%
At the beginning of year 3	75%
At the beginning of year 4	100%

The share-based payment arrangements applied to Note 2 and 3 above are required to be settled by equity.

b)	For the year ended December 31, 2023, the Company offered non-employee share-based compensation to Innvotec Limited (“Innvotec”), an acquisition advisor, for its services related to procurement of SeeQuestor. The fee was set at $1,000,000, with 50% in cash and 50% in exchange for ordinary shares of the Company, issued at $9.28 per share (before effect of reverse split), with piggy-back registration rights. The related shares were issued to Innvotec in January 2024.

		Quantity
		Granted
		(Ordinary shares)	Contract	Vesting
Type of arrangement	Grant date	(Note 1)	Period	Conditions
Obtain professional service through share-based payment	2022.12	5,388	Upon completion of services	Upon completion of services

Note 1:	Shares have been restated for the 10-to-1 reverse stock split effective April 15, 2024.

c)	For the year ended December 31, 2024, the Company offered non-employee share-based compensation to Outside The Box Capital LLC (“OTB”) as settlement and full and final payment owed to OTB under the Marketing Service Agreement. Pursuant to the settlement agreement 6,371 ordinary shares of the Company were issued at $4.30 per share (after effect of reverse split). The related shares were issued to OTB in November 2024.

		Quantity
		Granted
		(Ordinary	Contract	Vesting
Type of arrangement	Grant date	shares)	Period	Conditions
Obtain professional service through share-based payment	2024.10	6,371	Upon completion of services	Upon completion of services

d)	Share option activity under the Group’s stock-based compensation plans for employees is shown below:

	2024 (Note 1)		2023 (Note 1)
	No. of	Weighted average exercise	No. of	Weighted average exercise
	options	price	Options	Price
Options outstanding at January 1	51,879	$11.66	255,164	$11.66
Options granted	-	-	-	-
Options exercised	-	-	-	-
Options expired	-	-	(123,395)	11.66
Options cancelled	(1,458)	11.66	(79,890)	11.66
Options forfeited	-	-	-	-
Options outstanding at December 31	50,421	$11.66	51,879	$11.66
Options exercisable at December 31	50,421	$11.66	41,879	$11.66

Note 1:	Shares options outstanding for the years and their exercise prices have been restated for the 10-to-1 reverse stock split effective April 15, 2024.

Note 2:	As of December 31, 2024 and 2023, the weighted-average remaining contractual period was 0.50 years and 1.50 years, respectively.
e)	Restricted stock units (RSU’s) activity under the Group’s share-based compensation plans for employees is shown below:

	2024 (Note 1)		2023 (Note 1)
	No. of	Weighted average fair Value	No. of	Weighted average fair Value
	Units	(Note 4)	Units	(Note 4)
Outstanding at January 1	38,833	$3.03	-	-
Granted	38,484	7.69	142,741	$5.93
Vested (Note 2)	(76,719)	5.34	(103,908)	7.02
Forfeited	(342)	7.02	-	-
Outstanding at December 31	256	$7.02	38,833	$3.03

Note 1:	RSU’s outstanding for the years and their weighted average fair value have been restated for the 10-to-1 reverse stock split effective April 15, 2024.

Note 2:	As of December 31, 2024 and 2023, restricted stock units vested for which the underlying ordinary shares is yet to be issued are 11,545 and 3,818, respectively. For the years ended December 31, 2024 and 2023, restricted stock units for which the underlying ordinary shares were issued were 68,992 and 100,090, respectively.

Note 3:	As of December 31, 2024 and 2023, the weighted-average remaining contractual period was 1.90 years and 0.57 years, respectively.

Note 4:	The fair value of restricted stock units is the market price of the Company’s ordinary shares on the date of grant.

f)	Expenses incurred on share-based compensation for employees is shown below:

	Year ended	Year ended	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Share option expenses	$-	$203,676	$346,122
RSU expenses	201,908	873,500	-
	$201,908	$1,077,176	$346,122